Cover	May 09, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No.1 on Form 8-K/A (this “Amendment No. 1”) is being filed to amend Item 1.01 of the Current Report on Form 8-K filed by FiEE, Inc. (the “Company”) with the Securities and Exchange Commission on May 12, 2025 (the “Original Form 8-K”) to amend the description of the Helena Purchase Agreement and provide for an updated copy of such agreement as Exhibit 10.3. This Amendment No.1 is also being filed to provide additional disclosures under Item 8.01. This Amendment No.1 shall amend, restate and supersede the Original Form 8-K in its entirely.
Document Period End Date	May 09, 2025
Entity File Number	001-37649
Entity Registrant Name	FiEE, Inc.
Entity Central Index Key	0001467761
Entity Tax Identification Number	04-2621506
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Flat A1, 29/F, Block A
Entity Address, Address Line Two	TML Tower
Entity Address, Address Line Three	3 Hoi Shing Road
Entity Address, City or Town	Tsuen Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	28166813
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MINM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false